FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/08




























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
(Unaudited)
September 30, 2008

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 99.37%

Railroads, Line-Haul Operating-5.23%
   Burlington Northern                       9000       $    831,870

Construction Machinery and Equipment-2.83%
   Caterpiller                               7541            449,444

Industrial, Inorganic Chemicals-3.82%
   Dow	                                19086            606,553

Plastic Materials, Synthetic Resins,
Nonvulcanizable Elastomers-3.68%
   Eastman Chemical                          2649            145,854
   PPG Industries                            7539            439,674
                                                             -------
                                                             585,528
Metal Mining Services-3.22%
   Freeport-McMoran Copper and Gold          9000            511,650

Electric and other Electrical Equipment
and Components-5.78%
   General Electric                         36000            918,000

Sawmills and Planing Mills, General-1.21%
   Louisiana Pacific				  20795            193,394

Industrial Organic Chemicals-3.30%
   Olin						  27045            524,673

Motor Vehicles and Passenger Car Bodies-0.90%
   Paccar                                    3678            140,463

Copper Ores-2.64%
   Southern Copper Corp				  22000            419,760

Lumber and Other Building Materials
Dealers-5.37%
   Home Depot                               33000            854,370

Motorcycles, Bicycles and Parts-3.89%
   Harley Davidson                          16600            619,180




STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
September 30, 2008

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

Transportation Equipment-0.82%
   Polaris                                   2855            129,874

Wood Household Furniture, Except
Upholstered-5.41%
   Masco                                    47978            860,725

Household Appliances-3.52%
   Whirlpool                                 7065            560,184

Cigarettes-4.22%
   Altria                                    9885            196,118
   Philip Morris Intl                        9885            475,469
                                                             -------
                                                             671,587
Candy and Other Confectionery Products-6.14%
   Hershey				 24700            976,638

Food Preparations-3.54%
   Kraft                                    17172            562,383

Chewing and Smoking Tobacco and Snuff-2.77%
      Universal Corp                         8956            439,650

Petroleum Refining-11.04%
   Chevron Corp				         6031            497,437
   ConocoPhillips                           13703          1,003,745
   Petro China                               2466            253,332
                                                            --------
                                                           1,754,514

National Commercial Banks-7.23%
   Bank of America                          18790            657,650
   Citigroup                                24000            492,240
                                                            --------
                                                           1,149,890











STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
September 30, 2008

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        -------

Pharmaceutical Preparations-5.64%
   Pfizer                                   48606            896,295


Telephone Communications, Except
Radiotelephone-7.06%
   New Zealand Telecom                      46240            424,946
   Verizon                                  21741            697,669
                                                            --------
                                                           1,122,615

                                                            --------
Total common stocks (cost $17,259,000)                    15,779,238


   SHORT-TERM INVESTMENTS ? 0.48%
   Money Market Funds                $76,896                  76,896
      (Bears interest at approx 1.5%)                       --------

   Total short-term investments (cost $76,896)                76,896
                                                            --------

Total investment securities-99.79%    (cost$17,335,896)   15,856,134

Other Assets-Net-0.27%                                        42,930
                                                            --------

Net assets - 100.00%                                     $15,899,064
                                                        ============





The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $15,856,134          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $15,856,134          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.


















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the nine months ended September 30, 2008 were $9,080,764 and $1,933,508, respectively. At the end of the period, net unrealized depreciation for Federal Income tax purposes aggregated ($1,479,762), of which $686,733 related to unrealized appreciation of securities and ($2,166,495) related to unrealized depreciation of securities. The cost of investments at September 30, 2008 for Federal Income tax purposes was $17,259,000, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.





















Item 3.  Exhibits


Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/15/2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/15/2008